Segment Information (Summary Of Reconciliation Of Segment Operating Revenues) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information, revenue									$ 110,836	$ 104,634	$ 102,776
Deferred revenue adjustment										(235)	78
Operating revenues	28,436	27,913	27,536	26,990	26,395	26,484	26,773	26,913	110,875	106,565	107,808
Revenue Generated By Assets Sold [Member]
Operating revenues										2,407	5,297
Corporate And Other [Member]
Segment reporting information, revenue									$ 39	$ (241)	$ (343)